Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Assistant General Counsel

Legal Affairs

Phone: 212-578-9071

September 4, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New England Life Retirement Investment Account
File No. 811-03285

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2020 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of

1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Assistant General Counsel

Metropolitan Life Insurance Company